CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Non-controlling Interest	Dividends declared ($0.05 per common share)	Dividends declared ($0.05 per common share) Retained Earnings	Dividends declared ($0.05 per common share) Tsakos Energy Navigation Limited	Dividends paid ($0.05 per common share)	Dividends paid ($0.05 per common share) Retained Earnings	Dividends paid ($0.05 per common share) Tsakos Energy Navigation Limited	8% Series B Preferred Shares	8% Series B Preferred Shares Retained Earnings	8% Series B Preferred Shares Tsakos Energy Navigation Limited	8.875% Series C Preferred Shares	8.875% Series C Preferred Shares Retained Earnings	8.875% Series C Preferred Shares Tsakos Energy Navigation Limited	8.75% Series D Preferred Shares	8.75% Series D Preferred Shares Preferred Shares	8.75% Series D Preferred Shares Additional Paid-in Capital	8.75% Series D Preferred Shares Retained Earnings	8.75% Series D Preferred Shares Tsakos Energy Navigation Limited	Common Shares	Common Shares Additional Paid-in Capital	Common Shares Treasury stock	Common Shares Retained Earnings	Common Shares Tsakos Energy Navigation Limited	9.25% Series E Preferred Shares	9.25% Series E Preferred Shares Preferred Shares	9.25% Series E Preferred Shares Additional Paid-in Capital	9.25% Series E Preferred Shares Retained Earnings	9.25% Series E Preferred Shares Tsakos Energy Navigation Limited	9.50% Series F Preferred Shares	9.50% Series F Preferred Shares Preferred Shares	9.50% Series F Preferred Shares Additional Paid-in Capital	9.50% Series F Preferred Shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2016	$ 1,417,450	$ 7,400	$ 87,339	$ 752,001	$ (20,173)	$ 582,889	$ (4,313)	$ 1,405,143	$ 12,307
Treasury stock shares, number of shares at Dec. 31, 2016					3,617,786
Net income (loss)	21,804					21,053		21,053	751
Issuance of shares																																$ 110,496	$ 4,600	$ 105,896		$ 110,496
Sale of Shares, shares																													(650,717)
Sale of Shares, value																						$ 533	$ 25	$ 508		$ 533	$ 2,676	$ (296)	$ 3,622	$ (650)	$ 2,676
Common dividends										$ (4,221)	$ (4,221)	$ (4,221)	$ (4,214)	$ (4,214)	$ (4,214)
Dividends paid on Preferred shares																$ (2,000)	$ (2,000)	$ (2,000)	$ (2,219)	$ (2,219)	$ (2,219)	(3,739)			$ (3,739)	(3,739)						(1,566)			$ (1,566)	(1,566)
Other comprehensive income (loss)	(3,196)						(3,196)	(3,196)
BALANCE, at Jun. 30, 2017	1,531,804	12,025	87,339	858,109	$ (16,551)	585,333	(7,509)	1,518,746	13,058
Treasury stock shares, number of shares at Jun. 30, 2017					2,967,069
BALANCE, at Dec. 31, 2017	1,508,138	12,025	87,339	857,998	$ (5,736)	547,937	(5,305)	1,494,258	13,880
Treasury stock shares, number of shares at Dec. 31, 2017					1,019,069
Adoption of new accounting standard	(1,311)					(1,311)		(1,311)
Net income (loss)	(22,901)					(21,468)		(21,468)	(1,433)
Issuance of shares																																					$ 130,553	$ 5,400	$ 125,153	$ 130,553
Sale of Shares, shares																													(1,016,870)
Sale of Shares, value																											$ 3,571	$ (44)	$ 5,660	$ (2,045)	$ 3,571
Common dividends										$ (4,379)	$ (4,379)	$ (4,379)	$ (4,337)	$ (4,337)	$ (4,337)
Dividends paid on Preferred shares																$ (2,000)	$ (2,000)	$ (2,000)	$ (2,219)	$ (2,219)	$ (2,219)	$ (3,746)			$ (3,746)	$ (3,746)						$ (5,319)			$ (5,319)	$ (5,319)
Other comprehensive income (loss)	786						786	786
BALANCE, at Jun. 30, 2018	$ 1,596,836	$ 17,425	$ 87,339	$ 983,107	$ (76)	$ 501,113	$ (4,519)	$ 1,584,389	$ 12,447
Treasury stock shares, number of shares at Jun. 30, 2018					2,199